Interest and Finance Costs	6 Months Ended
Jun. 30, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2021	2022
Interest on long-term debt	$580,018	$2,934,893
Interest on long-term debt – related party (Note 3 (b))	150,833	—
Amortization of deferred finance charges	125,234	436,148
Other finance charges	42,918	116,512
Total	$899,003	$3,487,553